New accounting standards not yet in effect	12 Months Ended
Dec. 31, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New accounting standards not yet in effect
32.
New accounting standards not yet in effect

IFRS 18 (Presentation and Disclosure in Financial Statements) has been issued but is not yet effective for the Group (effective for annual periods beginning on or after 1 January 2027) and has not been early adopted. When applied, it will replace IAS 1 and is expected to primarily impact presentation and disclosures (rather than recognition and measurement), including (i) introducing a more consistent structure in the statement of profit or loss with new defined subtotals (such as operating profit and profit before financing and income taxes) and classification of income and expenses into specified categories, and (ii) requiring enhanced disclosures for management-defined performance measures (including explanations and reconciliations to IFRS-defined subtotals). The Group is assessing the potential effects on its financial statements, with the most significant expected impacts relating to the format of primary statements and related note disclosures.

In particular, the Group is currently assessing the expected impacts of the adoption of IFRS 18, Presentation and Disclosure in Financial Statements, which will primarily affect the structure and presentation of the statement of profit or loss by introducing defined categories (operating, investing and financing) and additional disclosure requirements. Based on the preliminary assessment performed to date, the Company expects certain reclassifications within the statement of profit or loss, including (i) the presentation of foreign exchange gains and losses within the operating, investing or financing category, as applicable, based on the nature of the underlying items, and (ii) the classification and presentation of interest income and interest expense, which may no longer be presented within operating activities depending on the Company’s current presentation and the requirements of IFRS 18. Management has initiated its implementation plan and is coordinating with the relevant functions, including Information Technology, to enable the necessary system changes (including the opening and mapping of new line items and disclosures) to support the required presentation and expanded disclosures as the adoption process progresses.

Standard	Effective as of
IFRS 18– Presentation and disclosure in financial statements	January 1, 2027